Intangible assets (Details 1)	12 Months Ended
Dec. 31, 2022
Licences [member]
IfrsStatementLineItems [Line Items]
Amortization rates	20.00%
Authorizations [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	5.00%
Authorizations [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	50.00%
Righ To Use Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Amortization rates	5.00%
Other intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	7.00%
Other intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	10.00%